Collateral Finance Facility (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2006
Collateral Finance Facility [Line Items]
Direct investment in subsidiary				$ 112,800,000
Assets held in trust and held in custody	913,500,000	909,200,000
Amount Held In Debt Service Coverage Account	20,500,000	33,200,000
Collateral Financing Expense	10,449,000	12,197,000	12,391,000
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	35,000,000
Repurchased Subsidiary Debt	160,000,000		198,500,000
Repayments of Secured Debt	119,255,000	0	130,798,000
Gain on repurchase of long-term debt	46,506,000	0	65,565,000
Timberlake Reinsurance Company [Member]
Collateral Finance Facility [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	51,500,000	33,100,000
Timerberlake Financial [Member]
Collateral Finance Facility [Line Items]
Debt Instrument, Issuance Date	Jun. 01, 2006
Debt Instrument, Face Amount				850,000,000.0
Collateral Financing Expense	5,100,000	6,900,000	7,100,000
Repayments of Secured Debt	112,000,000		130,800,000
Gain on repurchase of long-term debt	46,500,000		65,600,000
Minimum [Member]
Collateral Finance Facility [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 35,000,000